Effect of changes and other accounting matters on insurance assets and liabilities	6 Months Ended
Jun. 30, 2019
Effect of changes and other accounting matters on insurance assets and liabilities
Effect of changes and other accounting matters on insurance assets and liabilities

B3     Effect of changes and other accounting matters on insurance assets and liabilities

The following matters are relevant to the determination of the half year 2019 results:

(a)Asia insurance operations

In half year 2019, the adjusted IFRS operating profit based on longer-term investment returns for Asia insurance operations included a net credit of £76 million (half year 2018: £69 million) representing a small number of items that are not expected to reoccur, including the impact of a refinement to the run-off of the allowance for prudence within technical provisions.

(b)US insurance operations

There has been no material change in assumptions underpinning insurance assets and liabilities since full year 2018.

(c)UK and Europe insurance operations

Changes in the allowance for credit risk for annuity business, mortality and other assumptions are discussed in note D2.2 following the classification of the Group’s UK and Europe operations as discontinued at 30 June 2019.